Restructuring Charges	6 Months Ended	11 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Restructuring Charges [Abstract]
Restructuring Charges

10. Restructuring Charges

We have recorded restructuring charges related to our acquisitions and on occasion to eliminate redundancies, improve our operational efficiency and reduce our operating costs. These cost reduction measures included workforce reductions relating to restructuring our workforce, the exiting of certain leased facilities and the consolidation of space in certain other facilities. In accordance with applicable FASB guidance, our restructuring charges are broken down into acquisition-related and other restructuring costs. These restructuring charges include employee severance costs and costs related to the reduction of office space. No business activities of the companies that we have acquired were discontinued. The workforce reductions were typically from all functional areas of our operations.

Fiscal 2016 Restructuring Charges

During the first six months of fiscal 2016, we incurred restructuring costs of $7.5 million for employee severance costs related to personnel actions across all functions primarily in the Americas and EMEA regions and facilities charges related to exiting or consolidation of space in facilities primarily in the Americas region. We made cash payments of approximately $1.8 million during the first six months of fiscal 2016 related to these actions. We expect to complete the remainder of these actions over the next twelve months.

Fiscal 2016 Acquisition-Related Charges

During the first six months of fiscal 2016, we incurred acquisition-related restructuring costs of $0.9 million related to the operations of GT Nexus that we acquired in the second quarter of fiscal 2016. These restructuring charges included employee severance costs related to redundant positions.  During the first six months of fiscal 2016, we did not make any cash payments related to these severance actions. We expect to complete the remainder of these actions over the next twelve months.

Fiscal 2015 Restructuring Charges

During fiscal 2015, we incurred restructuring costs related primarily to employee severance costs for personnel in our sales and professional services organizations primarily in the EMEA region as well as personnel in our product development organization primarily in the APAC region. During the first six months of fiscal 2016, we recorded restructuring cost reversals of $0.4 million and we made cash payments of approximately $1.3 million related to these actions. The majority of these restructuring activities were completed in fiscal 2015. We expect to complete the remainder of the actions in fiscal 2016.

Previous Restructuring and Acquisition-Related Charges

Prior to fiscal 2015, we had completed certain restructuring activities as well as a series of acquisition-related restructuring actions. During the first six months of fiscal 2016 we recorded $0.2 million in adjustments to these restructuring charges and made net cash payments of $0.9 million. The remaining accruals associated with these prior restructuring charges relate primarily to lease obligations associated with the closure of redundant offices acquired in prior business combinations, as well as contractual payment obligations of severed employees. Actions related to these restructuring activities have been completed.

The following table sets forth the reserve activity related to our restructuring plans for the six-month period ended October 31, 2015.  The adjustments to costs in the tables below consist of adjustments to the accrual that were accounted for as an adjustment to current period earnings (Expense) or adjustments to the accrual that were related to the impact of fluctuations in foreign currency exchange rates (Foreign Currency Effect):

			Adjustment to Costs					Total
	Balance			Foreign		Balance	Total Costs	Expected
	April 30,	Initial		Currency	Cash	October 31,	Recognized	Program
(in millions)	2015	Costs	Expense	Effect	Payments	2015	to Date	Costs
Fiscal 2016 restructuring
Severance	$-	$5.7	$-	$(0.1)	$(1.8)	$3.8	$5.7	$5.7
Facilities and other	-	1.8	-	(0.1)	-	1.7	1.6	1.6
Total fiscal 2016 restructuring	-	7.5	-	(0.2)	(1.8)	5.5	7.3	7.3

Fiscal 2016 acquisition-related
Severance	-	0.9	-	-	-	0.9	0.9	0.9
Total fiscal 2016 acquisition-related	-	0.9	-	-	-	0.9	0.9	0.9

Fiscal 2015 restructuring
Severance	2.2	-	(0.4)	-	(1.3)	0.5	10.2	10.2
Total fiscal 2015 restructuring	2.2	-	(0.4)	-	(1.3)	0.5	10.2	10.2

Previous restructuring
Severance	0.6	-	(0.1)	-	(0.2)	0.3	31.4	31.4
Facilities and other	0.3	-	0.1	-	(0.3)	0.1	2.3	2.3
Total previous restructuring	0.9	-	-	-	(0.5)	0.4	33.7	33.7

Previous acquisition-related
Severance	0.4	-	-	-	-	0.4	40.5	40.5
Facilities and other	0.4	-	0.2	-	(0.4)	0.2	4.0	4.0
Total previous acquisition-related	0.8	-	0.2	-	(0.4)	0.6	44.5	44.5

Total restructuring	$3.9	$8.4	$(0.2)	$(0.2)	$(4.0)	$7.9	$96.6	$96.6

The remaining restructuring reserve accruals related to severance and current facilities costs are included in accrued expenses with the long-term facilities cost reserve included in other long-term liabilities on our Condensed Consolidated Balance Sheets.

The following table summarizes the restructuring charges reflected in our results of operations for the periods indicated for each of our reportable segments including charges related to those functions not allocated to our segments.

	Three Months Ended		Six Months Ended
	October 31,		October 31,
(in millions)	2015	2014	2015	2014

License	$0.6	$2.2	$1.6	$4.9
Maintenance	0.6	0.5	1.2	1.0
Consulting	1.0	(0.5)	1.1	4.3
General and administrative and other functions	4.2	1.6	4.3	1.1
Total restructuring costs	$6.4	$3.8	$8.2	$11.3

11.    Restructuring Charges

We have recorded restructuring charges related to our acquisitions and in the ordinary course of business to eliminate redundancies, improve our operational efficiency and reduce our operating costs. These cost reduction measures included workforce reductions relating to restructuring our workforce, the exiting of certain leased facilities and the consolidation of space in certain other facilities. In accordance with applicable FASB guidance, our restructuring charges are broken down into acquisition-related and other restructuring costs. These restructuring charges include employee severance costs and costs related to reduction of office space. No business activities of the companies that we have acquired were discontinued. The employees terminated were typically from all functional areas of our operations.

Fiscal 2015 Restructuring Charges

We have incurred restructuring costs totaling $10.5 million during fiscal 2015 related to employee severance costs primarily for personnel in our sales and professional services organizations primarily in our EMEA region as well as personnel in our product development organization primarily in our APAC region. We made cash payments of approximately $8.1 million during fiscal 2015 related to these severance actions. During fiscal 2015, we recorded costs related to certain exited facilities of $0.2 million and we made cash payments of approximately $0.2 million related to these exited facilities.  The majority of these restructuring activities were completed in fiscal 2015. We expect to complete the remainder of the actions in fiscal 2016.

Fiscal 2014 Restructuring Charges

During fiscal 2014, we incurred restructuring charges related to employee severance costs primarily for personnel in our professional services and sales organizations in our EMEA region and costs related to certain exited facilities.  During fiscal 2015, we recorded restructuring cost reversals of $3.0 million and we made cash payments of approximately $8.6 million related to these severance actions and approximately $0.4 million related to these exited facilities.  A significant portion of the actions related to these restructuring activities were completed in fiscal 2014 with the remainder of the actions completed in fiscal 2015.

Fiscal 2013 Restructuring Charges

We incurred restructuring charges during fiscal 2013 related to employee severance costs for personnel in our product development and general and administrative functions and costs related to certain exited facilities.  During fiscal 2015, we recorded restructuring cost reversals of $0.2 million related to these severance actions and we made cash payments of approximately $0.9 million.  During fiscal 2015, we made cash payments of approximately $0.2 million related to these exited facilities.  Actions related to these restructuring activities were completed in fiscal 2014.

Fiscal 2013 Acquisition-Related Charges

During fiscal 2013, we incurred acquisition-related restructuring costs related to operations we acquired in fiscal 2013. These restructuring charges included employee severance costs related to redundant positions and accruals for costs related to facilities exited during fiscal 2013.  During fiscal 2015, we made $0.1 million in cash payments related to these severance actions. Actions related to these restructuring activities were completed in fiscal 2014.

Previous Restructuring Charges and Acquisition-Related Charges

Prior to fiscal 2013, we had completed certain restructuring activities related to our ongoing operations as well as a series of restructuring activities related to our acquisitions. During fiscal 2015, we recorded restructuring cost reversals of $0.3 million related to severance actions and $1.5 million related to exited facilities.  We also made cash payments of $0.2 million primarily for accrued facility costs related to previous restructuring and acquisition-related actions. The remaining accruals associated with these prior restructuring charges relate to contractual payment obligations of severed employees and lease obligations associated with the closure of redundant offices acquired in prior business combinations. Actions related to these restructuring activities have been completed. Applicable leased facilities costs will be paid through the third quarter of fiscal 2017.

The following tables summarize the accrued restructuring costs at April 30, 2015, May 31, 2014, and May 31, 2013. The adjustments to costs in the tables below consist of adjustments to the accrual that were accounted for as adjustments to current period earnings (Expense) or adjustments to the accrual that were reclasses between balance sheet accounts (Other).

			Adjustment to Costs					Total
	Balance			Foreign		Balance	Total Costs	Expected
	May 31,	Initial		Currency	Cash	April 30,	Recognized	Program
(in millions)	2014	Costs	Expense	Effect	Payments	2015	to Date	Costs
Fiscal 2015 restructuring
Severance	$-	$10.5	$-	$(0.2)	$(8.1)	$2.2	$10.5	$10.5
Facilities and other	-	0.2	-	-	(0.2)	-	0.2	0.2
Total fiscal 2015 restructuring	-	10.7	-	(0.2)	(8.3)	2.2	10.7	10.7

Fiscal 2014 restructuring
Severance	12.6	-	(3.0)	(0.7)	(8.6)	0.3	18.9	18.9
Facilities and other	0.5	-	-	-	(0.4)	0.1	0.8	0.8
Total fiscal 2014 restructuring	13.1	-	(3.0)	(0.7)	(9.0)	0.4	19.7	19.7

Fiscal 2013 restructuring
Severance	1.5	-	(0.2)	(0.1)	(0.9)	0.3	12.7	12.7
Facilities and other	0.4	-	-	-	(0.2)	0.2	1.4	1.4
Total fiscal 2013 restructuring	1.9	-	(0.2)	(0.1)	(1.1)	0.5	14.1	14.1

Fiscal 2013 acquisition-related
Severance	0.1	-	-	-	(0.1)	-	0.8	0.8
Total fiscal 2013 acquisition-related	0.1	-	-	-	(0.1)	-	0.8	0.8

Previous restructuring
Severance	0.2	-	(0.2)	-		-	13.7	13.7
Total previous restructuring	0.2	-	(0.2)	-	-	-	13.7	13.7

Previous acquisition-related
Severance	0.6	-	(0.1)	(0.1)	-	0.4	47.6	47.6
Facilities and other	2.3	-	(1.5)	(0.2)	(0.2)	0.4	17.7	17.7
Total previous acquisition-related	2.9	-	(1.6)	(0.3)	(0.2)	0.8	65.3	65.3

Total restructuring	$18.2	$10.7	$(5.0)	$(1.3)	$(18.7)	$3.9	$124.3	$124.3

			Adjustment to Costs					Total
	Balance			Foreign		Balance	Total Costs	Expected
	May 31,	Initial		Currency	Cash	May 31,	Recognized	Program
(in millions)	2013	Costs	Expense	Effect	Payments	2014	to Date	Costs
Fiscal 2014 restructuring
Severance	$-	$22.0	$-	$-	$(9.4)	$12.6	$22.0	$22.0
Facilities and other	-	0.8	-	-	(0.3)	0.5	0.8	0.8
Total fiscal 2014 restructuring	-	22.8	-	-	(9.7)	13.1	22.8	22.8

Fiscal 2013 restructuring
Severance	7.9	-	(1.9)	0.3	(4.8)	1.5	12.8	12.8
Facilities and other	0.5	-	0.6	-	(0.7)	0.4	1.4	1.4
Total fiscal 2013 restructuring	8.4	-	(1.3)	0.3	(5.5)	1.9	14.2	14.2

Fiscal 2013 acquisition-related
Severance	0.6	-	-	-	(0.5)	0.1	0.8	0.8
Total fiscal 2013 acquisition-related	0.6	-	-	-	(0.5)	0.1	0.8	0.8

Previous restructuring
Severance	1.6	-	(0.5)	-	(0.9)	0.2	13.9	13.9
Facilities and other	0.1	-	-	-	(0.1)	-	0.4	0.4
Total previous restructuring	1.7	-	(0.5)	-	(1.0)	0.2	14.3	14.3

Previous acquisition-related
Severance	0.8	-	0.1	-	(0.3)	0.6	54.7	54.7
Facilities and other	6.4	-	(2.5)	0.1	(1.7)	2.3	21.9	21.9
Total previous acquisition-related	7.2	-	(2.4)	0.1	(2.0)	2.9	76.6	76.6

Total restructuring	$17.9	$22.8	$(4.2)	$0.4	$(18.7)	$18.2	$128.7	$128.7

			Adjustment to Costs						Total
	Balance				Foreign		Balance	Total Costs	Expected
	May 31,	Initial			Currency	Cash	May 31,	Recognized	Program
(in millions)	2012	Costs	Expense	Other	Effect	Payments	2013	to Date	Costs
Fiscal 2013 restructuring
Severance	$-	$19.4	$(4.6)	$-	$0.2	$(7.1)	$7.9	$14.8	$14.8
Facilities and other	-	0.4	0.3	0.1	-	(0.3)	0.5	0.7	0.7
Total fiscal 2013 restructuring	-	19.8	(4.3)	0.1	0.2	(7.4)	8.4	15.5	15.5

Fiscal 2013 acquisition-related
Severance	-	0.7	0.1	-	(0.1)	(0.1)	0.6	0.8	0.8
Facilities and other	-	0.1	-	-	-	(0.1)	-	0.1	0.1
Total fiscal 2013 acquisition-related	-	0.8	0.1	-	(0.1)	(0.2)	0.6	0.9	0.9

Previous restructuring
Severance	15.1	-	(6.2)	-	0.7	(8.0)	1.6	14.4	14.4
Facilities and other	1.6	-	0.2	(0.2)	0.4	(1.9)	0.1	4.6	4.6
Total previous restructuring	16.7	-	(6.0)	(0.2)	1.1	(9.9)	1.7	19.0	19.0

Previous acquisition-related
Severance	5.5	-	(1.0)	-	0.4	(4.1)	0.8	54.6	54.6
Facilities and other	8.3	-	0.8	0.2	-	(2.9)	6.4	24.3	24.3
Total previous acquisition-related	13.8	-	(0.2)	0.2	0.4	(7.0)	7.2	78.9	78.9

Total restructuring	$30.5	$20.6	$(10.4)	$0.1	$1.6	$(24.5)	$17.9	$114.3	$114.3

The remaining restructuring reserve accruals related to severance and current facilities costs are included in accrued expenses with the long-term facilities cost reserve included in other long-term liabilities on our Consolidated Balance Sheets.

The following table summarizes the restructuring charges reflected in our results of operations for fiscal 2015, 2014 and 2013 for each of our reportable segments including charges related to those functions not allocated to our segments.

	11 Months Ended	Years Ended May 31,
	April 30, 2015	2014	2013
(in millions)
License	$3.2	$4.2	$3.8
Maintenance	0.8	0.7	0.3
Consulting	0.8	9.1	(0.1)
General and administrative and other functions	0.9	4.6	6.2
Total restructuring costs	$5.7	$18.6	$10.2